INVESTMENT SECURITIES (Details)	12 Months Ended						12 Months Ended																																12 Months Ended
	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)		Dec. 31, 2011 USD ($)	Dec. 31, 2011 Greek Governments Debt Securities [Member] EUR (€)	Dec. 31, 2010 Greek Governments Debt Securities [Member] EUR (€)		Dec. 31, 2009 Greek Governments Debt Securities [Member] EUR (€)		Dec. 31, 2011 Debt securities issued by other governments and public entities EUR (€)	Dec. 31, 2010 Debt securities issued by other governments and public entities EUR (€)		Dec. 31, 2009 Debt securities issued by other governments and public entities EUR (€)		Dec. 31, 2011 Corporate debt securities issued by companies incorporated in Greece EUR (€)	Dec. 31, 2010 Corporate debt securities issued by companies incorporated in Greece EUR (€)		Dec. 31, 2011 Corporate debt securities issued by companies incorporated outside Greece EUR (€)	Dec. 31, 2010 Corporate debt securities issued by companies incorporated outside Greece EUR (€)		Dec. 31, 2011 Domestic Equity Securities [Member] EUR (€)	Dec. 31, 2010 Domestic Equity Securities [Member] EUR (€)		Dec. 31, 2011 Foreign Equity Securities [Member] EUR (€)	Dec. 31, 2010 Foreign Equity Securities [Member] EUR (€)		Dec. 31, 2011 Mutual Fund Units [Member] EUR (€)	Dec. 31, 2010 Mutual Fund Units [Member] EUR (€)		Dec. 31, 2009 Mutual Fund Units [Member] EUR (€)		Dec. 31, 2010 Total Available For Sale Securities [Member] EUR (€)		Dec. 31, 2009 Total Available For Sale Securities [Member] EUR (€)		Dec. 31, 2011 Total Available For Sale Securities [Member] EUR (€)	Dec. 31, 2011 Foreign Treasury Bills [Member] EUR (€)	Dec. 31, 2010 Foreign Treasury Bills [Member] EUR (€)		Dec. 31, 2011 Corporate Debt Securities Member EUR (€)	Dec. 31, 2010 Corporate Debt Securities Member EUR (€)		Dec. 31, 2009 Corporate Debt Securities Member EUR (€)		Dec. 31, 2011 Equity Securities Member EUR (€)	Dec. 31, 2010 Equity Securities Member EUR (€)		Dec. 31, 2009 Equity Securities Member EUR (€)
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost							€ 3,730,682,000	€ 9,581,861,000	[1]			€ 3,154,367,000	€ 3,671,148,000	[1]			€ 701,889,000	€ 1,093,095,000	[1]	€ 715,904,000	€ 1,414,465,000	[1]	€ 56,968,000	€ 145,444,000	[1]	€ 42,107,000	€ 145,022,000	[1]	€ 452,200,000	€ 510,566,000	[1]			€ 16,781,722,000	[1]			€ 9,035,247,000	€ 181,130,000	€ 220,121,000	[1]
Gross Unrealized Gains							0	0	[1]			7,840,000	92,991,000	[1]			685,000	3,000	[1]	32,653,000	66,649,000	[1]	817,000	1,535,000	[1]	6,121,000	4,394,000	[1]	2,254,000	6,296,000	[1]			171,870,000	[1]			50,423,000	53,000	2,000	[1]
Gross unrealized (Losses)							(33,304,000)	(2,925,797,000)	[1]			(108,456,000)	(3,433,000)	[1]			(242,048,000)	(254,310,000)	[1]	(93,675,000)	(58,822,000)	[1]	(165,000)	(483,000)	[1]	(3,273,000)	(2,918,000)	[1]	(32,292,000)	(17,516,000)	[1]			(3,265,082,000)	[1]			(513,946,000)	(733,000)	(1,803,000)	[1]
Available-for-sale securities	8,571,724,000	13,688,510,000	[2]			11,339,759,000	3,697,378,000	6,656,064,000	[1]			3,053,751,000	3,760,706,000	[1]			460,526,000	838,788,000	[1]	654,882,000	1,422,292,000	[1]	57,620,000	146,496,000	[1]	44,955,000	146,498,000	[1]	422,162,000	499,346,000	[1]			13,688,510,000	[1]			8,571,724,000	180,450,000	218,320,000	[1]
Available For Sale Securities Continuous Unrealized Loss Position Fair Value Aggregate Losses [Abstract]
Fair Value Less than 12 months							1,327,674,000	2,359,733,000	[1]			2,403,878,000	149,404,000	[1]			17,900,000	203,619,000	[1]	137,609,000	112,656,000	[1]	506,000	1,334,000	[1]	3,274,000	14,829,000	[1]	231,391,000	248,259,000	[1]								29,322,000	54,026,000	[1]
Unrealized Losses Less than 12 months							(33,304,000)	(688,778,000)	[1]			(91,797,000)	(2,966,000)	[1]			(9,467,000)	(12,047,000)	[1]	(16,698,000)	(4,294,000)	[1]	(165,000)	(453,000)	[1]	(3,063,000)	(2,040,000)	[1]	(23,362,000)	(4,209,000)	[1]								(733,000)	(1,803,000)	[1]
Fair Value 12 months or longer							0	3,944,167,000	[1]			60,037,000	46,623,000	[1]			335,976,000	632,081,000	[1]	216,391,000	417,257,000	[1]	0	127,000	[1]	1,121,000	2,024,000	[1]	74,011,000	131,327,000	[1]								0	0	[1]
Unrealized Losses 12 months or longer							0	(2,237,019,000)	[1]			(16,659,000)	(467,000)	[1]			(232,581,000)	(242,263,000)	[1]	(76,977,000)	(54,528,000)	[1]	0	(30,000)	[1]	(210,000)	(878,000)	[1]	(8,930,000)	(13,307,000)	[1]								0	0	[1]
Fair Value Total							1,327,674,000	6,303,900,000	[1]			2,463,915,000	196,027,000	[1]			353,876,000	835,700,000	[1]	354,000,000	529,913,000	[1]	506,000	1,461,000	[1]	4,395,000	16,853,000	[1]	305,402,000	379,586,000	[1]								29,322,000	54,026,000	[1]
Unrealized Losses Total							(33,304,000)	(2,925,797,000)	[1]			(108,456,000)	(3,433,000)	[1]			(242,048,000)	(254,310,000)	[1]	(93,675,000)	(58,822,000)	[1]	(165,000)	(483,000)	[1]	(3,273,000)	(2,918,000)	[1]	(32,292,000)	(17,516,000)	[1]								(733,000)	(1,803,000)	[1]
Net Gains Losses On Available For Sale Securities [Abstract]
Gross realized gains on sales	131,836,000	198,010,000	[1]	398,149,000	[1]		83,573,000	3,138,000	[1]	222,052,000	[1]	21,607,000	177,592,000	[1]	125,462,000	[1]													11,832,000	8,226,000	[1]	18,670,000	[1]									13,108,000	4,666,000	[1]	19,041,000	[1]	1,716,000	4,388,000	[1]	12,924,000	[1]
Gross realized losses on sales of available for sale securities	(151,302,000)	(83,051,000)	[1]	(48,220,000)	[1]		(142,205,000)	(68,507,000)	[1]	(16,153,000)	[1]	(7,410,000)	(12,387,000)	[1]	(3,439,000)	[1]													(87,000)	(14,000)	[1]	(378,000)	[1]									(316,000)	(2,143,000)	[1]	(20,512,000)	[1]	(1,284,000)	0	[1]	(7,738,000)	[1]
Net gains / (Losses) on available-for-sale securities																																		25,462,000	[1]	(8,399,000)	[1]
Other-Than-Temporary-Impairment	(9,173,713,000)	(89,497,000)	[1]	(358,328,000)	[1]																								(36,460,000)	(4,299,000)	[1]	(19,712,000)	[1]									(142,973,000)	0	[1]	(151,474,000)	[1]	(223,366,000)	(85,198,000)	[1]	(187,142,000)	[1]
OTTI of Greek government bonds due to Private Sector Involvement	(8,770,914,000)	0	[1]	0	[1]
Scheduled Maturities Of Available For Sale Securities Amortized Cost [Abstract]
Due in one year or less	541,384,000	1,110,912,000	[1]
Due from one to five years	4,524,571,000	6,121,884,000	[1]
Due from five to ten years	2,085,817,000	4,672,859,000	[1]
Due after ten years	1,332,200,000	4,075,035,000	[1]
Total debt securities	8,483,972,000	15,980,690,000	[1]
Other non debt securities	551,275,000	801,032,000	[1]
Total	9,035,247,000	16,781,722,000	[1]
Scheduled Maturities Of Available For Sale Securities Fair Value [Abstract]
Due in one year or less	520,431,000	1,096,958,000	[1]
Due from one to five years	4,293,808,000	5,633,279,000	[1]
Due from five to ten years	1,947,161,000	3,627,756,000	[1]
Due after ten years	1,285,587,000	2,538,177,000	[1]
Total debt securities	8,046,987,000	12,896,170,000	[1]
Other non debt securities	524,737,000	792,340,000	[1]
Total	8,571,724,000	13,688,510,000	[1]
Available For Sale Securities Textuals [Abstract]
Trading Reclass to AFS		200,400,000
AFS Reclass to HTM		1,912,600,000
AFS pledged as collateral	€ 4,923,700,000	€ 6,483,000,000

[1]	As resstated
[2]	As restated. See Note 43 for more information.